Total
T. Rowe Price Emerging Markets Discovery Stock Fund
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the Investor Class or I Class, which are not reflected in the table.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Emerging Markets Discovery Stock Fund - USD ($)	Investor Class		I Class	Advisor Class	Z Class
Maximum account fee	$ 20	[1]	none	none	none
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Emerging Markets Discovery Stock Fund		Investor Class		I Class		Advisor Class		Z Class
Management fees	[1]	0.93%		0.93%		0.93%		0.93%
Distribution and service (12b-1) fees		none		none		0.25%		none
Other expenses		0.21%		0.06%	[2]	1.38%		0.04%
Total annual fund operating expenses	[1]	1.14%		0.99%		2.56%		0.97%
Fee waiver/expense reimbursement	[1]	(0.01%)	[3]	(0.01%)	[2]	(1.01%)	[4]	(0.97%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	1.13%	[3]	0.98%	[2]	1.55%	[4]	none	[5]
[1]	Restated to reflect currect fees.
[2]	T. Rowe Price Associates, Inc., has contractually agreed (through February 28, 2023) to pay the operating expenses of the fund’s I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after February 28, 2023, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and a previous limitation of 0.05%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived or (2) the current expense limitation on I Class Operating Expenses.
[3]	T. Rowe Price Associates, Inc., has contractually agreed (through February 28, 2023) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 1.13%. The agreement may only be terminated at any time after February 28, 2023, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and a previous limitation of 1.23%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the class’ expense ratio is below 1.13%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the class’ expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived or (2) the class’ current expense limitation.
[4]	T. Rowe Price Associates, Inc., has contractually agreed (through February 28, 2023) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 1.55%. The agreement may only be terminated at any time after February 28, 2023, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and a previous limitation of 1.65%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the class’ expense ratio is below 1.55%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the class’ expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived or (2) the class’ current expense limitation.
[5]	T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc. expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the previous table; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Emerging Markets Discovery Stock Fund - USD ($)	Investor Class	I Class	Advisor Class	Z Class
1 Year	$ 115	$ 100	$ 174	none
3 Years	361	314	716	none
5 Years	627	546	1,285	none
10 Years	$ 1,385	$ 1,212	$ 2,832	none

Supplement to Prospectus and Summary Prospectus dated March 1, 2022

The following changes are effective May 1, 2022.

The fund’s Board of Directors has approved lowering the fund’s management fee and the expense limitation arrangements for the fund’s Investor Class and Advisor Class. The fund’s management fee consists of two components—an individual fee component and group fee component that declines at certain asset levels based on the combined net assets of most T. Rowe Price funds. On October 31, 2021, the effective annual group fee rate was 0.28% of the fund’s average daily net assets and its individual fund fee rate, also applied to the fund’s average daily net assets, was 0.75%. Effective May 1, 2022, the fund’s individual fund fee rate will be reduced to 0.65% of the fund’s average daily net assets. In addition, the Board has approved lowering the fund’s Investor Class’ and Advisor Class’ contractual expense limitation arrangements from 1.23% and 1.65%, respectively, to 1.13% and 1.55% of each class’ average daily net assets.

To reflect the lower management fee and lower expense limitation arrangements, the fee table and expense example on pages 1 and 2 of the summary prospectus and prospectus are revised as follows: